Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Registrant Name	dei_EntityRegistrantName	SIT MUTUAL FUNDS II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000746601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2023
Prospectus Date	rr_ProspectusDate	Aug. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A